Consolidated Balance Sheets (Parentheticals) ¥ in Thousands		Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares
Restricted cash			¥ 14,942
Short term investments		615,461	925,678
Accounts receivable, net of allowances		12,254	15,650
Contract assets, net of allowances			36
Restricted bank deposit			9,107
Non-current, net of allowances			98
Other tax liabilities		¥ 26,730	29,230
Non-current operating lease liabilities
Class A Ordinary shares
Ordinary shares, Authorized (in Shares) | shares	[1]	8,000,000,000	8,000,000,000
Ordinary shares, issued (in Shares) | shares	[1]	1,159,323,224	1,158,913,224
Ordinary shares, outstanding (in Shares) | shares	[1]	1,132,091,984	1,134,236,184
Class B Ordinary shares
Ordinary shares, Authorized (in Shares) | shares	[1]	2,000,000,000	2,000,000,000
Ordinary shares, issued (in Shares) | shares	[1]
Ordinary shares, outstanding (in Shares) | shares	[1]
Variable Interest Entity, Primary Beneficiary [Member]
Accounts payable			¥ 2,020
Accrued commissions			471
Insurance premium payables			14,817
Other payables and accrued expenses			3,864
Accrued payroll			8,173
Income taxes payable			7,416
Current operating lease liability			3,236
Accrued commissions			1,579
Other tax liabilities			22,184
Deferred tax liabilities			4,118
Other non-current liabilities			¥ 552

[1]	Retrospectively restated for a dual-class structure with effective date of October 31, 2024.